TAXES ON INCOME (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Effective Income Tax Rate Reconciliation, State and Local Income Taxes	25.00%	24.00%	25.00%
Changes in valuation allowance	$ (2,003)	$ (4,429)	$ (2,676)
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	(21)	17
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	55	76
Operating Loss Carryforwards	19,596
Tax Adjustments, Settlements, and Unusual Provisions	1,270
Tax benefit (taxes on income)	94	(203)	(102)
Europe [Member]
Operating Loss Carryforwards, Expiration Dates	The Company's subsidiaries in Europe had estimated total available tax loss carryforwards of $ 5,199 as of December 31, 2012, to offset against future taxable income.
Changes in valuation allowance	5,199
United States [Member]
Operating Loss Carryforwards, Expiration Dates	The Company's subsidiaries in the U.S had estimated total available tax loss carryforwards of $ 3,835 as of December 31, 2012, which can be carried forward and offset against taxable income for a period of up to 20 years, from the year the loss was incurred.
Changes in valuation allowance	$ 3,835
Other Areas [Member] | Year Two Thousand Eleven To Two Thousand Twelve [Member]
Effective Income Tax Rate Reconciliation, State and Local Income Taxes	15.00%
Other Areas [Member] | Year Two Thousand Thirteen To Two Fourteen Twelve [Member]
Effective Income Tax Rate Reconciliation, State and Local Income Taxes	12.50%
Other Areas [Member] | Thereafter [Member]
Effective Income Tax Rate Reconciliation, State and Local Income Taxes	12.00%